Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.96%)	1.59%	4.19%
Net Unrealized Appreciation/(Depreciation)	$ (6,262,387)	$ 11,977,105	$ 37,402,229
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.51%	1.01%	2.97%
Net Unrealized Appreciation/(Depreciation)	3,333,313	7,608,540	26,464,835
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(1.47%)	0.58%	1.22%
Net Unrealized Appreciation/(Depreciation)	(9,595,700)	4,368,565	10,937,394
Long Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.57%)	0.98%	3.35%
Net Unrealized Appreciation/(Depreciation)	(3,715,531)	7,348,602	29,870,315
Long Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.44%)	(0.04%)	0.33%
Net Unrealized Appreciation/(Depreciation)	(2,873,507)	(317,941)	2,974,672
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.01%	0.10%	0.72%
Net Unrealized Appreciation/(Depreciation)	56,250	740,413	6,435,870
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.19%	1.12%	0.16%
Net Unrealized Appreciation/(Depreciation)	1,257,941	8,451,369	1,459,903
Long Contracts [Member] | 2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.01%)	0.05%	(0.04%)
Net Unrealized Appreciation/(Depreciation)	(49,859)	416,798	(332,016)
Long Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.02%)	0.09%
Net Unrealized Appreciation/(Depreciation)	(123,562)	647,000
Long Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.01%)	0.09%
Net Unrealized Appreciation/(Depreciation)	(80,969)	679,344
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.01%)	0.03%
Net Unrealized Appreciation/(Depreciation)	(67,750)	213,719
Long Contracts [Member] | Other Interest Rates[Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.24%	0.86%	0.20%
Net Unrealized Appreciation/(Depreciation)	1,580,081	6,494,508	1,791,919
Long Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital			0.07%
Net Unrealized Appreciation/(Depreciation)			578,540
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.31%)	(0.15%)	1.18%
Net Unrealized Appreciation/(Depreciation)	(1,999,642)	(1,082,372)	10,487,557
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.04%	(0.05%)	0.32%
Net Unrealized Appreciation/(Depreciation)	250,667	(406,302)	2,892,994
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.06%)	0.00%	0.57%
Net Unrealized Appreciation/(Depreciation)	(407,240)	(36,565)	5,040,779
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.30%)	(0.14%)	1.60%
Net Unrealized Appreciation/(Depreciation)	(1,993,234)	(1,033,705)	14,278,410
Short Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.08%	0.03%	(0.38%)
Net Unrealized Appreciation/(Depreciation)	7,048,844	259,938	(3,405,480)
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.46%	0.21%	(0.15%)
Net Unrealized Appreciation/(Depreciation)	2,969,190	1,577,490	(1,326,800)
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.07%)	(0.31%)	(0.08%)
Net Unrealized Appreciation/(Depreciation)	(432,584)	(2,352,297)	(707,463)
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.02%)	(0.01%)	(0.01%)
Net Unrealized Appreciation/(Depreciation)	(129,921)	(76,759)	(132,113)
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.01%	0.00%	(0.03%)
Net Unrealized Appreciation/(Depreciation)	72,090	(24,710)	(295,000)
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.34%	0.05%	(0.13%)
Net Unrealized Appreciation/(Depreciation)	2,236,219	377,431	(1,179,968)
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.28%	0.18%	(0.03%)
Net Unrealized Appreciation/(Depreciation)	1,818,638	1,407,123	(262,312)
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.08%	(0.09%)	0.05%
Net Unrealized Appreciation/(Depreciation)	515,212	(648,340)	498,176
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(1.17%)	0.72%	(0.38%)
Net Unrealized Appreciation/(Depreciation)	$ (7,602,466)	$ 5,402,270	$ (3,341,016)